CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Current assets
Equipment, net of accumulated depreciation	$ 27,751	$ 18,128
Current liabilities
Bridge note, net of discount	6,516	6,516
Convertible promissory note, net of discount	$ 879,808	$ 2,313,680
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	26,572,615	24,306,612
Common stock, shares outstanding	26,572,615	24,306,612